Cover	Feb. 10, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2025
Entity File Number	001-40223
Entity Registrant Name	Bolt Projects Holdings, Inc.
Entity Central Index Key	0001841125
Entity Tax Identification Number	86-1256660
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2261 Market Street
Entity Address, Address Line Two	Suite 5447
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94114
City Area Code	415
Local Phone Number	325-5912
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	BSLK
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common stock at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common stock at an exercise price of $11.50
Trading Symbol	BSLKW
Security Exchange Name	NASDAQ